ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of and Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 1,798	$ 1,685	$ 1,437	$ 1,345
Other comprehensive income (loss) before reclassifications	(236)	214	(434)	(88)
Amounts reclassified to (from) net income	10	21	0
Deferred income tax benefit (expense)	8	5	(6)	0
Ending balance	1,911	1,798	1,470	1,437
Unrealized Appreciation (Depreciation) on Investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(611)	(1,018)	(253)	35
Other comprehensive income (loss) before reclassifications	(303)	408	(701)	(366)
Amounts reclassified to (from) net income	10	20	0
Deferred income tax benefit (expense)	14	(21)	39	78
Ending balance	(890)	(611)	(915)	(253)
Defined Benefit Pension Plan Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(3)	(4)	(5)	(5)
Other comprehensive income (loss) before reclassifications	2	0	0	0
Amounts reclassified to (from) net income	0	1	0
Deferred income tax benefit (expense)	0	0	0	0
Ending balance	(1)	(3)	(5)	(5)
Change in Instrument Specific Credit risk for Market Risk Benefit
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	5	(7)	(7)	(1)
Other comprehensive income (loss) before reclassifications	(22)	12	19	(6)
Amounts reclassified to (from) net income	0	0	0
Deferred income tax benefit (expense)	0	0	0	0
Ending balance	(17)	5	12	(7)
Change in Discount Rate for Liability for Future Policyholder
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	329	507	143	(63)
Other comprehensive income (loss) before reclassifications	86	(204)	251	281
Amounts reclassified to (from) net income	0	0	0
Deferred income tax benefit (expense)	(6)	26	(45)	(75)
Ending balance	409	329	349	143
Other
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(3)	(1)	1	1
Other comprehensive income (loss) before reclassifications	1	(2)	(3)	3
Amounts reclassified to (from) net income	0	0	0
Deferred income tax benefit (expense)	0	0	0	(3)
Ending balance	(2)	(3)	(2)	1
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(283)	(523)	(121)	(33)
Ending balance	$ (501)	$ (283)	$ (561)	$ (121)